Condensed Consolidated Statements of Financial Position - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets			kr 312
Property, plant and equipment	kr 781,763	797,458	890,443
Right-of-use assets	664,696	578,494	586,920
Interest in joint venture	13,297	13,027	11,597
Warrant contract asset	1,525,580
Other financial assets	10,776	2,573	12,422
Deferred tax assets	4,766	855
Total non-current assets	3,000,878	1,392,407	1,501,694
Current assets
Trade receivables	27,680	21,015	21,148
Prepaid expenses	34,216	26,844	23,859
Accrued income	61,289	29,516	34,121
Other receivables	70,165	76,764	61,824
Restricted cash			32,869
Cash	747,601	278,825	74,165
Total current assets	940,951	432,964	247,986
Total assets	3,941,829	1,825,371	1,749,680
Equity
Share capital	652	529	319
Share premium	6,321,352	5,337,111	3,749,843
Foreign exchange translation reserve	4,630	23,933	(40,070)
Accumulated deficit	(6,537,629)	(5,419,574)	(3,697,899)
Total equity	(210,995)	(58,000)	12,193
Non-current liabilities
Provisions	5,929	12,332
Loans and borrowings	32,830	12,180
Convertible debenture			379,795
Non-current lease liabilities	651,555	567,082	565,297
Non-current trade and other payables	10,276	11,388
Non-current warrant liabilities	1,279,275	128,381	1,432
Deferred tax liabilities	633	593	6,370
Total non-current liabilities	1,980,498	731,956	952,894
Current liabilities
Loans and borrowings	16,472	4,060
Convertible debenture		207,716
Other financial liabilities		4,603
Current lease liabilities	81,239	75,471	76,210
Current warrant liabilities	1,027,638
Trade and other payables	411,043	265,701	376,292
Liabilities associated with cash advances	389,423	354,842	166,216
Other liabilities	38,530	30,086	20,608
Deferred revenue	860	1,907	25,003
Deferred income - grants	46,374	60,243	35,583
Accrued expenses	160,747	146,786	84,681
Total current liabilities	2,172,326	1,151,415	784,593
Total liabilities	4,152,824	1,883,371	1,737,487
Total equity and liabilities	kr 3,941,829	kr 1,825,371	kr 1,749,680